GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Application Software: 13.8%
11,844	Intuit Inc.	$6,051,573
19,967	Microsoft Corp.	6,304,580
27,007	Salesforce Inc.*	5,476,479
59,538	Zoom Video Communications*	4,164,088
		21,996,720
	Athletic Footwear: 2.3%
38,964	NIKE Inc.	3,725,738

	Cable/Satellite TV: 2.9%
103,234	Comcast Corp. - Class A	4,577,395

	Commercial Services: 2.7%
73,409	PayPal Holdings, Inc.*	4,291,490

	Computers: 3.3%
30,481	Apple Inc.	5,218,652

	Diversified Manufacturing Operations: 6.0%
18,602	Danaher Corp.	4,615,156
9,821	Thermo Fisher Scientific Inc.	4,971,096
		9,586,252
	E-Commerce: 2.7%
34,200	Amazon.com Inc.*	4,347,504

	Electronic Components - Semiconductor: 11.2%
74,928	Amphenol Corporation	6,293,203
135,944	Infineon Technologies AG	4,506,766
16,349	NVIDIA Corp.	7,111,652
		17,911,621
	Enterprise Software/Services: 3.1%
9,795	Adobe Inc.*	4,994,471

	Finance - Other Services: 11.0%
48,523	Intercontinental Exchange, Inc.	5,338,500
16,115	Mastercard Inc .	6,380,090
25,051	Visa Inc.	5,761,981
		17,480,571
	Internet Content: 3.5%
18,631	Meta Platforms Inc. - Class A*	5,593,213

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.1%	Value
	Machinery - Electric Utility: 3.8%
168,440	ABB Ltd.	6,035,759

	Machinery: 3.8%
12,505	Roper Industries, Inc.	6,055,921

	Metal Instrument: 2.1%
43,317	Medtronic PLC	3,394,320

	Pharmaceutical: 2.4%
41,822	Novo Nordisk A/S	3,817,306

	Power Conversion/Supply Equipment: 3.5%
33,674	Schneider Electric SE	5,589,040

	Retail - Apparel: 3.6%
514,000	ANTA Sports Products Ltd.	5,786,048

	Semiconductor: 14.0%
42,584	Applied Materials Inc.	5,895,755
12,979	KLA-Tencor Corp.	5,952,948
9,657	Lam Research Corp.	6,052,718
50,633	Taiwan Semiconductor - ADR	4,400,008
		22,301,429
	Web Portals: 3.4%
41,730	Alphabet Inc. - A Shares*	5,460,788

	Total Common Stocks	$158,164,238
	(cost $91,985,798)

	Total Investments in Securities	158,164,238
	(cost $91,985,798): 99.1%

	Other Assets less Liabilities: 0.9%	1,383,985

	Net Assets: 100.0%	$159,548,223

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company